18. Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2017
Employee Benefits And Private Pension Plan
Employee Benefits and Private Pension Plan

a.	ULTRAPREV- Associaçăo de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and each of its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. Under the terms of the plan, every year each participating employee chooses his or her basic contribution to the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.5% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount which will exhaust their respective accumulated fund over a period of 5 to 25 years. The sponsoring company does not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee. In 2017, the subsidiaries contributed R$ 24,819 (R$ 23,261 in 2016 and R$ 22,216 in 2015) to Ultraprev, which is recognized as expense in the income statement. The total number of participating employees in 2017 was 8,322 active participants and 245 retired participants. In addition, Ultraprev had 27 former employees receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b.	Post-employment Benefits

The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2017 and are recognized in the financial statements in accordance with IAS 19 R2011.

	2017	2016

Health and dental care plan (1)	99,767	32,826
FGTS Penalty	81,831	64,654
Bonus	40,254	32,815
Life insurance (1)	15,671	14,456

Total	237,523	144,751

Current	30,059	24,940
Non-current	207,464	119,811

(1)	Only Ipiranga and, in 2017, also to CBLSA.

Changes in the present value of the provision for post-employment benefits are as follows:

	2017	2016

Opening balance	144,751	126,595
Current service cost	7,664	3,636
Interest cost	15,754	14,538
Actuarial (gains) losses from changes in actuarial assumptions	36,120	11,818
Benefits paid directly by Company and its subsidiaries	(11,368)	(10,971)
Opening balance CBL S.A. (see Note 3.c)	44,478	-
Exchange rate from foreign subsidiaries	124	(865)

Ending balance	237,523	144,751

The expense of the year is presented below:

	2017	2016	2015

Health and dental care plan	164	3,065	3,291
FGTS Penalty	14,828	9,068	10,445
Bonus	6,883	4,455	4,352
Life insurance	1,543	1,586	1,683

Total	23,418	18,174	19,771

Significant actuarial assumptions adopted include:

Economic factors	2017	2016
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	9.51	11.46
Average projected salary growth rate	8.38	8.90
Inflation rate (long term)	4.50	5.00
Growth rate of medical services	8.68	9.20

Demographic factors

• Mortality Table for the life insurance benefit – CSO-80

• Mortality Table for other benefits - AT 2000 Basic decreased by 10%

• Disabled Mortality Table - RRB 1983

• Disability Table - RRB 1944 modified

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, wage and medical costs increases. The following sensitivity analyses on December 31, 2017 were determined based on reasonably possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability

Discount rate	increase by 1.0 p.p	10,237	decrease by 1.0 p.p	11,690
Wage growth rate	decrease by 1.0 p.p	2,807	increase by 1.0 p.p	3,103
Medical services growth rate	decrease by 1.0 p.p	3,837	increase by 1.0 p.p	4,413

The sensitivity analysis presented may not represent the real change in the post-employment benefits obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.